Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Feb. 18, 2012	May 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Apr. 30, 2008
Schedule Of Commitments And Contingencies [Line Items]
Common Stock shares redeemed and canceled	24,549,222
Promissory note, principal amount	$ 1,940,000,000
Promissory note, interest rate	2.00%
Promissory note, maturity date	Feb. 18, 2022
Debt purchase price percentage of aggregate principal amount						101.00%
Contribution payment		25,000,000
Commitment for additional donations		10,000,000
Rent expense			16,200,000	16,100,000	8,000,000
Amount of use tax subject to be refunded			5,400,000				5,400,000
Minimum
Schedule Of Commitments And Contingencies [Line Items]
Credit Agreement, default accelerated amount						20,000,000
Employment agreement terms (in years)			3
Maximum
Schedule Of Commitments And Contingencies [Line Items]
Self-insured medical plan coverage per year for each insured person			$ 300,000	$ 300,000	$ 300,000
Employment agreement terms (in years)			5